Basis of presentation and summary of significant accounting policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 M Y	Dec. 31, 2010
Basis of presentation and summary of significant accounting policies
Maximum period within which sale of property is expected to be completed (in years)	1
Cash and cash equivalents
Maximum term of original maturity to classify all highly liquid investments as cash and cash equivalents (in months)	3
FDIC limit	$ 250,000
Investments
Ownership interest percentage in the voting stock of each individual privately held entity	10.00%	10.00%